SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2020 USD ($)
Mineral properties under development and construction, at historical rates
Impairment loss	$ 0
Equipment and office equipment
Mineral properties under development and construction, at historical rates
Useful life	5 years
Vehicles
Mineral properties under development and construction, at historical rates
Useful life	4 years
Computer hardware and software
Mineral properties under development and construction, at historical rates
Useful life	3 years